Series A Preferred Stock (Details Narrative) - $ / shares	12 Months Ended	32 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Mar. 31, 2019	Dec. 31, 2018	Jul. 24, 2017	Jul. 05, 2017	Mar. 13, 2017
Preferred Stock Series A shares designated	1,000,000		1,000,000	1,000,000
Formerly entitled to vote rate					$ 1,200	$ 1,200	$ 400
Common Stock conversion to preferred stock rate					$ 400	$ 100	100
current entitled to vote rate							$ 1,200
Former Chairman
Series A Preferred stock ownership		1,000,000
LSW Holdings, LLC
Series A Preferred stock ownership	1,000,000